Financial assets at fair value through profit or loss - Summary of exposure to (reverse) repurchase agreements (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 160,057	€ 133,157
Financial liabilities at fair value through profit or loss	103,313	80,532
Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	107,490	80,746
Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	70,472	46,755
Financial liabilities designated as at fair value through profit or loss | Deposits from banks | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	3,654	330
Financial liabilities designated as at fair value through profit or loss | Customer deposits | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	1,765	182
Financial liabilities designated as at fair value through profit or loss | Funds entrusted designated and measured at fair value through profit or loss | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	65,041	46,211
Trading liabilities, funds on deposit | Trading liabilities, funds on deposit | Repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	13	31
Loans and receivables mandatorily measured at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	91,029	74,352
Loans and receivables mandatorily measured at fair value through profit or loss | Loans and advances to banks | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	15,566	6,836
Loans and receivables mandatorily measured at fair value through profit or loss | Loans and advances to customers | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	5,107	3,866
Trading assets, loans and receivables | Trading assets, loans and receivables | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	725	1,574
Financial assets mandatorily at FVPL | Loans and receivables mandatorily measured at fair value through profit or loss | Reverse repurchase transactions
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 86,092	€ 68,469